UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05908

John Hancock Premium Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices)     (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Premium Dividend Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsPremium Dividend Fund

As of 1-31-17 (unaudited)
	Shares	Value
Preferred securities 104.9% (69.6% of Total investments)		$791,874,034
(Cost $767,418,521)
Consumer staples 2.6%		19,621,875
Food and staples retailing 2.6%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	224,250	19,621,875
Energy 6.5%		48,984,690
Oil, gas and consumable fuels 6.5%
Kinder Morgan, Inc., 9.750% (Z)	993,000	48,984,690
Financials 53.7%		405,686,382
Banks 31.0%
Bank of America Corp., 6.375% (Z)	980,000	25,146,800
Bank of America Corp., 6.625% (Z)	360,000	9,284,400
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	630,000	15,976,800
Barclays Bank PLC, Series 3, 7.100%	192,500	4,931,850
Barclays Bank PLC, Series 5, 8.125%	360,000	9,288,000
BB&T Corp., 5.625% (Z)	770,000	19,373,200
BB&T Corp. (Callable 11-1-17), 5.200% (Z)	205,000	4,975,350
BB&T Corp. (Callable 6-1-18), 5.200% (Z)	110,000	2,706,000
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%) (Z)	137,223	3,816,172
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (Z)	240,650	6,730,981
Citigroup, Inc., Depositary Shares, Series AA, 8.125% (Z)	338,830	9,466,910
JPMorgan Chase & Co., 5.450% (Z)	490,000	12,313,700
JPMorgan Chase & Co., 5.500% (Z)	200,000	4,986,000
JPMorgan Chase & Co., 6.100% (Z)	650,000	16,763,500
JPMorgan Chase & Co., 6.300% (Z)	245,000	6,406,750
JPMorgan Chase & Co., 6.700% (Z)	35,000	951,300
Santander Holdings USA, Inc., Series C, 7.300%	500,000	12,900,000
The PNC Financial Services Group, Inc., 5.375% (Z)	180,000	4,424,400
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (Z)	311,600	8,836,976
U.S. Bancorp, 5.150% (Z)	500,000	12,505,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (Z)	351,000	10,266,750
Wells Fargo & Company, 6.000% (Z)	205,000	5,317,700
Wells Fargo & Company, 8.000% (Z)	1,017,000	27,062,370
Capital markets 16.5%
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	241,725	5,941,601
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	510,000	13,040,700
Morgan Stanley, 6.625% (Z)	842,557	22,142,398
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (Z)	249,227	6,602,023
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (Z)	300,000	8,628,000
State Street Corp., 5.250% (Z)	1,015,000	24,877,650
State Street Corp., 6.000% (Z)	80,000	2,112,800
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%) (Z)	25,000	657,000
The Bank of New York Mellon Corp., 5.200% (Z)	442,000	10,930,660
The Goldman Sachs Group, Inc., 5.950% (Z)	920,000	23,239,200
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	250,000	6,412,500
Consumer finance 4.4%
Capital One Financial Corp., 6.000% (Z)	131,000	3,312,990
Capital One Financial Corp., 6.200% (Z)	80,000	2,064,000

2SEE NOTES TO FUND'S INVESTMENTS

Premium Dividend Fund

	Shares	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp., 6.250% (Z)	87,047	$2,250,165
Capital One Financial Corp., 6.700% (Z)	112,650	3,061,827
SLM Corp., Series A, 6.970%	445,500	22,497,750
Insurance 1.8%
Aegon NV, 6.500%	75,000	1,941,000
Prudential Financial, Inc., 5.750% (Z)	50,000	1,255,000
Prudential PLC, 6.750% (Z)	175,000	4,495,750
W.R. Berkley Corp., 5.625%	240,351	5,792,459
Health care 4.3%		32,463,989
Pharmaceuticals 4.3%
Teva Pharmaceutical Industries, Ltd., 7.000%	52,650	32,463,989
Industrials 0.4%		3,407,400
Machinery 0.4%
Stanley Black & Decker, Inc., 5.750%	135,000	3,407,400
Real estate 2.0%		14,737,012
Equity real estate investment trusts 2.0%
Senior Housing Properties Trust, 5.625%	554,690	13,112,872
Ventas Realty LP, 5.450%	63,000	1,624,140
Telecommunication services 3.0%		22,749,175
Diversified telecommunication services 0.6%
Qwest Corp., 6.125%	107,500	2,641,275
Verizon Communications, Inc., 5.900% (Z)	60,000	1,580,400
Wireless telecommunication services 2.4%
Telephone & Data Systems, Inc., 5.875%	100,000	2,435,000
Telephone & Data Systems, Inc., 6.625%	285,000	7,127,850
Telephone & Data Systems, Inc., 6.875%	170,000	4,282,300
United States Cellular Corp., 6.950%	185,000	4,682,350
Utilities 32.4%		244,223,511
Electric utilities 24.7%
Duke Energy Corp., 5.125% (Z)	192,458	4,815,299
Great Plains Energy, Inc., 7.000%	651,000	33,350,730
Gulf Power Company, 5.600%	52,400	5,242,515
HECO Capital Trust III, 6.500%	181,000	4,731,340
Interstate Power & Light Company, 5.100%	1,340,000	35,697,600
NextEra Energy Capital Holdings, Inc., 5.125% (Z)	185,000	4,308,650
NextEra Energy Capital Holdings, Inc., 5.700% (Z)	320,000	7,926,400
NextEra Energy, Inc., 6.123% (Z)	30,000	1,502,100
NSTAR Electric Company, 4.250%	13,347	1,266,630
NSTAR Electric Company, 4.780%	100,000	9,950,000
PPL Capital Funding, Inc., 5.900%	1,450,320	36,359,522
SCE Trust I, 5.625%	265,000	6,553,450
SCE Trust II, 5.100%	1,208,500	28,979,830
The Southern Company, 6.250% (Z)	155,000	4,067,200
Union Electric Company, 3.700%	12,262	1,195,545

SEE NOTES TO FUND'S INVESTMENTS3

Premium Dividend Fund

Shares	Value
Utilities (continued)
Multi-utilities 7.7%
BGE Capital Trust II, 6.200%	690,000	$17,836,500
Dominion Resources, Inc., 6.750% (Z)	553,000	28,064,750
DTE Energy Company, 5.250%	235,000	5,809,200
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	255,000	6,566,250
Common stocks 45.3% (30.1% of Total investments)	$342,047,741
(Cost $226,845,514)
Energy 7.3%	55,331,291
Oil, gas and consumable fuels 7.3%
BP PLC, ADR	640,950	23,061,381
Chevron Corp.	67,000	7,460,450
Royal Dutch Shell PLC, ADR, Class A	142,000	7,723,380
Spectra Energy Corp. (L)(Z)	410,230	17,086,080
Telecommunication services 2.9%	21,959,900
Diversified telecommunication services 2.9%
AT&T, Inc. (L)(Z)	300,000	12,648,000
Verizon Communications, Inc.	190,000	9,311,900
Utilities 35.1%	264,756,550
Electric utilities 18.9%
Alliant Energy Corp.	800,000	30,120,000
American Electric Power Company, Inc. (L)(Z)	200,000	12,812,000
Avangrid, Inc. (L)(Z)	381,500	14,802,200
Duke Energy Corp. (L)(Z)	285,000	22,383,900
Entergy Corp.	60,000	4,298,400
Eversource Energy (L)(Z)	380,000	21,021,600
OGE Energy Corp.	400,000	13,416,000
Pinnacle West Capital Corp.	50,000	3,881,500
PPL Corp.	150,000	5,226,000
The Southern Company	100,000	4,943,000
Xcel Energy, Inc.	240,000	9,916,800
Gas utilities 0.4%
ONE Gas, Inc.	42,500	2,746,350
Multi-utilities 15.8%
Black Hills Corp. (L)(Z)	200,000	12,510,000
CenterPoint Energy, Inc. (L)(Z)	1,025,000	26,865,250
Dominion Resources, Inc. (L)(Z)	240,000	18,307,200
DTE Energy Company (L)(Z)	250,000	24,660,000
National Grid PLC, ADR	260,000	15,202,200
NiSource, Inc. (L)(Z)	440,000	9,842,800
Vectren Corp.	215,000	11,801,350
Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 0.5% (0.3% of Total investments)	$3,760,000
(Cost $3,760,000)
U.S. Government Agency 0.5%	3,636,000
Federal Home Loan Bank Discount Note	0.400	02-01-17	3,636,000	3,636,000

4SEE NOTES TO FUND'S INVESTMENTS

Premium Dividend Fund

	Par value^	Value
Repurchase agreement 0.0%		$124,000
Repurchase Agreement with State Street Corp. dated 1-31-17 at 0.100% to be repurchased at $124,000 on 2-1-17, collateralized by $125,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $131,148, including interest)	124,000	124,000
Total investments (Cost $998,024,035)† 150.7%		$1,137,681,775
Other assets and liabilities, net (50.7%)		($382,916,567)
Total net assets 100.0%		$754,765,208

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
(L)	A portion of this security is on loan as of 1-31-17, and is a component of the fund's leverage under the Liquidity Agreement.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-17 was $606,782,091. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $159,105,010.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $999,150,227. Net unrealized appreciation aggregated to $138,531,548, of which $155,887,938 related to appreciated investment securities and $17,356,390 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are valued using evaluated prices obtained from an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2017, by major security category or type:

	Total value at 1-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Consumer staples	$19,621,875	—	$19,621,875	—
Energy	48,984,690	$48,984,690	—	—
Financials	405,686,382	405,686,382	—	—
Health care	32,463,989	32,463,989	—	—
Industrials	3,407,400	3,407,400	—	—
Real estate	14,737,012	14,737,012	—	—
Telecommunication services	22,749,175	21,168,775	1,580,400	—
Utilities	244,223,511	231,219,201	13,004,310	—
Common stocks
Energy	55,331,291	55,331,291	—	—
Telecommunication services	21,959,900	21,959,900	—	—
Utilities	264,756,550	264,756,550	—	—
Short-term investments	3,760,000	—	3,760,000	—
Total investments in securities	$1,137,681,775	$1,099,715,190	$37,966,585	—
Other financial instruments:
Interest rate swaps	$83,582	—	$83,582	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by fund custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

       6

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31, 2017, the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of January 31, 2017.

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$82,000,000	Fixed 0.8750%	3 Month LIBOR (a)	Jul 2017	$83,582

(a) At 1-31-17, the 3-month LIBOR rate was 1.0346%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P2Q1	01/17
This report is for the information of the shareholders of John Hancock Premium Dividend Fund.		3/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Premium Dividend Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 17, 2017